UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ x ];               Amendment Number: 1
       This Amendment (Check only one):         [ x ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Verus Financial Partners
      9030 Stony Point Parkway, Suite 160
      Richmond, Virginia 23235



Form 13F File Number:  28-13642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Julie Waitman
Title: Vice President
Phone: 804-648-5008

Signature, Place, and Date of Signing:


  Julie Waitman            Richmond, VA                 1/25/2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               35
                                                  -----------------------

Form 13F Information Table Value Total:               160615 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE

-------------------------------------------------------------------------------------------------------------------------------
ALPS C&S Global REIT ETF          ETF     00162Q106     3898         99317SH             SOLE            NONE   76739        22578
Altria Inc                        COM     02209S103     1720         54710SH             SOLE            NONE   49869         4841
Apple, Inc.                       COM     037833100      370           695SH             SOLE            NONE     389          306
AT&T Inc.                         COM     00206R102      356         10551SH             SOLE            NONE    9562          989
Bank of America Corp              COM     060505104      139         12012SH             SOLE            NONE    9955         2057
BB&T Corporation                  COM      54937107      260          8964SH             SOLE            NONE    7336         1628
Capital One Financial             COM     14040H105      499          8623SH             SOLE            NONE    1920         6703
CarMax Group                      COM     143130102     2265         60344SH             SOLE            NONE   51472         8872
ChevronTexaco Corp                COM     166764100      206          1904SH             SOLE            NONE    1604          300
Coca Cola                         COM     191216100      243          6702SH             SOLE            NONE    4248         2454
Dominion Resources, Inc           COM     25746U109      876         16909SH             SOLE            NONE   15284         1625
ExxonMobil                        COM     30231G102     1341         15494SH             SOLE            NONE   12806         2688
General Electric Company          COM     369604103      615         29293SH             SOLE            NONE   21687         7606
Honeywell Incorporated            COM     438516106      361          5684SH             SOLE            NONE    5684            0
IBM                               COM     459200101      214          1119SH             SOLE            NONE     719          400
iShares S&P 500                   COM     464287200    17067        119231SH             SOLE            NONE   99830        19401
iShares S&P Midcap 400            COM     464287507     4812         47317SH             SOLE            NONE   38661         8656
Johnson & Johnson                 COM     478160104      386          5504SH             SOLE            NONE    4598          906
Lakeland Bancorp                  COM     511637100      123         12039SH             SOLE            NONE   12039            0
Lincoln National Corp.            COM     534187109      385         14882SH             SOLE            NONE   14882            0
Maximus, Inc.                     COM     577933104      718         11352SH             SOLE            NONE       0        11352
Pfizer Inc.                       COM     717081103      338         13474SH             SOLE            NONE   12974          500
Philip Morris Intl Inc            COM     718172109     2891         34559SH             SOLE            NONE   31832         2727
Polaris Industries  Inc           COM     731068102     1024         12172SH             SOLE            NONE    3405         8767
Proctor & Gamble                  COM     742718109      379          5575SH             SOLE            NONE    3815         1760
SPDR Trst Ut Series DJ Glbl REIT  ETF     78463X749     2786         66140SH             SOLE            NONE   53276        12864
SPDR Trust Unit Series S&P 500    ETF     78462F103      293          2060SH             SOLE            NONE    1874          186
Vanguard Intl Equity Index        ETF     922042775     5256        114874SH             SOLE            NONE   88982        25892
Vanguard Mega Cap 300             ETF     921910873    42778        876066SH             SOLE            NONE  665544       210522
Vanguard MSCI Miod Cap 450        ETF     922908629    11552        140132SH             SOLE            NONE  107613        32519
Vanguard Small Cap Value          ETF     922908611      274          3774SH             SOLE            NONE    3671          103
Vanguard Total Bond Mkt ETF       ETF     921937835    45966        547015SH             SOLE            NONE  437850       109165
Vanguard Total Stock Mkt          ETF     922908769     9438        128794SH             SOLE            NONE   87427        41367
Verizon Communications            COM     92343V104      278          6432SH             SOLE            NONE    4609         1823
Wisdomtree Emerging Bond ETF      ETF     97717X867      509          9512SH             SOLE            NONE    7887         1625

                                             TOTAL $160615 (x1000)

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